UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:_6/30/10________

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
[ ] adds new holdings
    entries.
Institutional Investment Manager Filing this Report:

Name:   _Sentinel Trust Company, LBA______________
Address:_2001 Kirby Dr., Suite 1210_______________
        _Houston, TX 77019________________________
        __________________________________________

Form 13F File Number: 028-05787

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  __Bartley J. Rainey______________________
Title: __Sr. Vice President & CFO_______________
Phone: __713-529-3729___________________________

Signature, Place, and Date of Signing:

_Bartley J. Rainey__ _Houston, TX_______________  8/2/10
   [Signature]               [City, State]          [Date]





Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of   this
reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the
    holdings for this reporting manager are reported in     this
report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None






























Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      3

Form 13F Information Table Entry Total: 159

Form 13F Information Table Value Total: $  459,676
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No. 		Form 13F File Number 		Name

       1			028-05789  	Daniel F. Flowers
       2			028-05791  	Daniel F. Flowers, Jr.
 3			028-05793  	Lucian L. Morrison

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp                      COM              00206R102     1373    56763 SH       SOLE                    56763
                                                              1289    53271 SH       OTHER   1,2,3                    53271
Abbott Laboratories            COM              002824100     1732    37016 SH       SOLE                    37016
                                                              1691    36147 SH       OTHER   1,2,3                    36147
Abercrombie & Fitch ClA        COM              002896207      609    19840 SH       SOLE                    19840
                                                               576    18755 SH       OTHER   1,2,3                    18755
Agco Corp                      COM              001084102      407    15080 SH       SOLE                    15080
                                                               623    23085 SH       OTHER   1,2,3                    23085
Allstate Corp                  COM              020002101      999    34762 SH       SOLE                    34762
                                                              1261    43889 SH       OTHER   1,2,3                    43889
Amgen Inc                      COM              031162100     1489    28314 SH       SOLE                    28314
                                                              1794    34110 SH       OTHER   1,2,3                    34110
Bank Amer Corp                 COM              060505104      105     7293 SH       SOLE                     7293
                                                               424    29522 SH       OTHER   1,2,3                    29522
Cablevision Sys Cl A           COM              12686C109      672    28000 SH       SOLE                    28000
Carnival Corporation           COM              143658300     1064    35195 SH       SOLE                    35195
                                                               968    32015 SH       OTHER   1,2,3                    32015
Cephalon Inc                   COM              156708109      799    14075 SH       SOLE                    14075
                                                               543     9575 SH       OTHER   1,2,3                     9575
Chevron Corp                   COM              166764100     1917    28250 SH       SOLE                    28250
                                                              1802    26553 SH       OTHER   1,2,3                    26553
Cohen & Steers Fractional      COM                               0    90673 SH       SOLE                    90673
Comcast Corp New Cl A          COM              20030N101     2000   115120 SH       SOLE                   115120
                                                              1879   108156 SH       OTHER   1,2,3                   108156
Computer Sciences              COM              205363104      537    11860 SH       SOLE                    11860
                                                               438     9670 SH       OTHER   1,2,3                     9670
Conocophillips                 COM              20825C104     1030    20986 SH       SOLE                    20986
                                                              1177    23974 SH       OTHER   1,2,3                    23974
Crusader Energy Group Inc      COM              228834107        0    95000 SH       SOLE                    95000
Dollar Tree Inc                COM              256746108      707    16987 SH       SOLE                    16987
                                                               393     9450 SH       OTHER   1,2,3                     9450
Eastman Chemical Co            COM              277432100      636    11925 SH       SOLE                    11925
                                                               681    12765 SH       OTHER   1,2,3                    12765
Electronics For Imagng         COM              286082102      743    76167 SH       SOLE                    76167
                                                               739    75835 SH       OTHER   1,2,3                    75835
Entergy Corp New Com           COM              29364G103     1675    23391 SH       SOLE                    23391
                                                              1275    17809 SH       OTHER   1,2,3                    17809
Enterprise Products Ptrs       COM              293792107      350     9900 SH       SOLE                     9900
Erie Indemnity Class B         COM              29530P201   255528     2340 SH       OTHER                             2340
Exxon Mobil                    COM              30231G102      200     3506 SH       SOLE                     3506
                                                                66     1157 SH       OTHER                             1157
Freeport-Mcmoran Cop&g Cl B    COM              35671D857      506     8555 SH       SOLE                     8555
                                                               374     6320 SH       OTHER   1,2,3                     6320
Gilead Sciences Inc            COM              375558103      165     4820 SH       SOLE                     4820
                                                                52     1510 SH       OTHER   1,2,3                     1510
Goldman Sachs                  COM              38141G104     1486    11322 SH       SOLE                    11322
                                                              1322    10070 SH       OTHER   1,2,3                    10070
Helmerich & Payne              COM              423452101      139     3795 SH       SOLE                     3795
                                                               127     3464 SH       OTHER   1,2,3                     3464
Hot Topic Inc Com              COM              441339108      677   133228 SH       SOLE                   133228
                                                               461    90689 SH       OTHER   1,2,3                    90689
Integrated Device Tech         COM              458118106     1747   352882 SH       SOLE                   352882
                                                              1512   305516 SH       OTHER   1,2,3                   305516
J P Morgan Chase               COM              46625H100     1504    41077 SH       SOLE                    41077
                                                              1889    51592 SH       OTHER   1,2,3                    51592
Johnson & Johnson              COM              478160104     1038    17570 SH       SOLE                    17570
                                                              1037    17557 SH       OTHER   1,2,3                    17557
Kroger Co                      COM              501044101     2133   108314 SH       SOLE                   108314
                                                              2466   125236 SH       OTHER   1,2,3                   125236
Lilly Eli & Co                 COM              532457108     2971    88673 SH       SOLE                    88673
                                                              2854    85192 SH       OTHER   1,2,3                    85192
Loews Corp                     COM              540424108     1686    50618 SH       SOLE                    50618
                                                              1514    45447 SH       OTHER   1,2,3                    45447
Magellan Midstream             COM              559080106      614    13140 SH       SOLE                    13140
Marathon Oil                   COM              565849106     1889    60751 SH       SOLE                    60751
                                                              1731    55674 SH       OTHER   1,2,3                    55674
Merck & Co Inc                 COM              58933y105      727    20778 SH       SOLE                    20778
                                                               687    19653 SH       OTHER   1,2,3                    19653
Microsoft Corp                 COM              594918104      255    11090 SH       SOLE                    11090
                                                               236    10250 SH       OTHER   1,2,3                    10250
Morgan Stanley                 COM              617446448      879    37879 SH       SOLE                    37879
                                                               905    38986 SH       OTHER   1,2,3                    38986
Norfolk Southern               COM              655844108     2118    39920 SH       SOLE                    39920
                                                              1665    31380 SH       OTHER   1,2,3                    31380
Oracle Corp                    COM              68389X105      893    41635 SH       SOLE                    41635
                                                               889    41405 SH       OTHER   1,2,3                    41405
Partnerre Ltd                  COM              G6852T105     3343    47656 SH       SOLE                    47656
                                                              3130    44619 SH       OTHER   1,2,3                    44619
PepsiCo Inc                    COM              713448108      574     9413 SH       SOLE                     9413
                                                               582     9555 SH       OTHER   1,2,3                     9555
Petrohawk Energy Corp          COM              716495106      170    10000 SH       SOLE                    10000
Pfizer Inc                     COM              717081103      864    60569 SH       SOLE                    60569
                                                               860    60326 SH       OTHER   1,2,3                    60326
Qualcomm Inc                   COM              747525103      469    14275 SH       SOLE                    14275
                                                               424    12900 SH       OTHER   1,2,3                    12900
Raytheon Co (New)              COM              755111507      566    11690 SH       SOLE                    11690
                                                               558    11525 SH       OTHER   1,2,3                    11525
Seacor Holdings, Inc.          COM              811904101     2003    28343 SH       SOLE                    28343
                                                              2114    29924 SH       OTHER   1,2,3                    29924
Silicon Image Inc Com          COM              82705T102     1238   352668 SH       SOLE                   352668
                                                               987   281287 SH       OTHER   1,2,3                   281287
Southwest Airlines Co          COM              844741108      362    32580 SH       SOLE                    32580
                                                               401    36100 SH       OTHER   1,2,3                    36100
Steel Dynamics Inc             COM              858119100      539    40880 SH       SOLE                    40880
                                                               504    38220 SH       OTHER   1,2,3                    38220
Suburban Propane Ptrs          COM              864482104      628    13420 SH       SOLE                    13420
Sunoco Logistics Pt Lp Com Uni COM              86764L108      694     9635 SH       SOLE                     9635
Suntrust Banks Inc             COM              867914103      434    18615 SH       SOLE                    18615
                                                               455    19545 SH       OTHER   1,2,3                    19545
TC Pipelines Lp                COM              87233Q108      673    16440 SH       SOLE                    16440
Time Warner Cable Inc Com      COM              88732J207     1427    27403 SH       SOLE                    27403
                                                               992    19055 SH       OTHER   1,2,3                    19055
Travelers Companies            COM              89417e109      979    19885 SH       SOLE                    19885
                                                               898    18240 SH       OTHER   1,2,3                    18240
Trinity Industries Inc         COM              896522109      394    22255 SH       SOLE                    22255
                                                               427    24116 SH       OTHER   1,2,3                    24116
Union Pacific Corp             COM              907818108      167     2400 SH       SOLE                     2400
                                                               129     1855 SH       OTHER   1,2,3                     1855
UnitedHealth Group Inc         COM              91324P102      451    15875 SH       SOLE                    15875
                                                               663    23330 SH       OTHER   1,2,3                    23330
Unum Group                     COM              91529Y106     1480    68185 SH       SOLE                    68185
                                                              1203    55425 SH       OTHER   1,2,3                    55425
Verizon Comm                   COM              92343V104     2980   106354 SH       SOLE                   106354
                                                              2831   101022 SH       OTHER   1,2,3                   101022
Wal-Mart Stores Inc            COM              931142103     1353    28147 SH       SOLE                    28147
                                                              1435    29849 SH       OTHER   1,2,3                    29849
Walgreen Co                    COM              931422109      834    31218 SH       SOLE                    31218
                                                               776    29047 SH       OTHER   1,2,3                    29047
Wellpoint Inc Com              COM              94973V107      755    15430 SH       SOLE                    15430
                                                               654    13365 SH       OTHER   1,2,3                    13365
Western Gas Partnrs Lp Com Uni COM              958254104      728    32790 SH       SOLE                    32790
Williams Pipe Prtnr Lp Com Uni COM              96950K103      220     6810 SH       SOLE                     6810
Yahoo! Inc                     COM              984332106      232    16730 SH       SOLE                    16730
                                                               168    12135 SH       OTHER   1,2,3                    12135
ADR BP PLC                     ADR              055622104      451    15602 SH       SOLE                    15602
                                                               525    18170 SH       OTHER   1,2,3                    18170
ADR Royal Dutch Shell Plc Spon ADR              780259206      945    18821 SH       SOLE                    18821
                                                                47      942 SH       OTHER   1,2,3                      942
Cohen & Steers Div Com                          19248G106      205    20683 SH       SOLE                    20683
H&Q Healthcare Fd Sh Ben Int                    404052102      902    82409 SH       SOLE                    82409
H&Q Life Sciences Invs Sh Ben                   404053100      855    97429 SH       SOLE                    97429
Powershares Glb ETF Fd S&P 500                  73936G308     3089   160031 SH       SOLE                   160031
Royce Micro-Cap Tr Inc Com                      780915104      434    59125 SH       SOLE                    59125
SPDR Gold Trust                                 78463V107      276     2267 SH       SOLE                     2267
SPDR Trust Series 1                             78462F103     9977    96660 SH       SOLE                    96660
                                                              2050    19856 SH       OTHER   1,2,3                    19856
iShares Russell 2000 Growth                     464287648     2583    38806 SH       SOLE                    38806
Blackrock Cr Alloc Ii Com                       09255H105      449    45524 SH       SOLE                    45524
Nuveen Multi Stgv Incm Com                      67090N109      272    20225 SH       SOLE                    20225
SPDR Series Trust Lehmn Intl E                  78464A516      623    11590 SH       SOLE                    11590
iShares Barclays 1-3 Yr Tsy Bd                  464287457     1047    12450 SH       SOLE                    12450
iShares Barclays Aggregate Bon                  464287226     3246    30268 SH       SOLE                    30268
iShares Tr Agency Bd Fd                         464288166      194     1763 SH       SOLE                     1763
                                                                11      102 SH       OTHER                              102
iShares Tr Barclys 1-3yr Cr                     464288646     5287    50887 SH       SOLE                    50887
                                                                20      191 SH       OTHER                              191
Japan Equity Fd Inc Com                         471057109      902   178588 SH       SOLE                   178588
SPDR Index Shs Fds Russ Nom Sc                  78463x822      417    10975 SH       SOLE                    10975
Vanguard Intl Eqty Idx Emr Mkt                  922042858     1815    47774 SH       SOLE                    47774
                                                                10      266 SH       OTHER                              266
Vanguard Tax-Managed Europe Pa                  921943858      789    27000 SH       SOLE                    27000
Wisdomtree Trust Jp Smallcp Di                  97717w836      599    15270 SH       SOLE                    15270
iShares Inc MSCI Japan                          464286848     1500   162990 SH       SOLE                   162990
iShares MSCI EAFE                               464287465    34908   750551 SH       SOLE                   750551
                                                               664    14278 SH       OTHER                            14278
iShares MSCI EAFE Grw                           464288885     2167    45078 SH       SOLE                    45078
iShares MSCI EMRG                               464287234     1648    44147 SH       SOLE                    44147
                                                                52     1396 SH       OTHER                             1396
iShares Tr MSCI EAFE Value Ind                  464288877     2637    63955 SH       SOLE                    63955